Reverse Recapitalization - Schedule of Reverse Recapitalization to the Statements of Cash Flows and the Changes in Shareholders’ Equity (deficit) (Details) - Reverse Recapitalization [Member]	Sep. 29, 2023 USD ($)
Schedule of Reverse Recapitalization to the Unaudited Condensed Consolidated Statements [Line Items]
Funds held in UPTD’s trust account	$ 8,138,230
Funds held in UPTD’s operating cash account	9,782
Less: amount payable to redeem public shares of UPTD’s Common Stock	(5,072,945)
Less: payments of transaction costs incurred by UPTD	(1,640,128)
Less: repayments of working capital loan – related parties of UPTD	(708,600)
Proceeds from the Reverse Recapitalization	726,339
Less: non-cash net deficit assumed from UPTD	(1,200,316)
Net distributions from issuance of Common Stock upon the Reverse Recapitalization	$ (473,977)